Changes in Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Changes in Accounting Policies

2. Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards Adopted in 2023
We adopted the following new and amended IFRS on January 1, 2023.
2.A.i IFRS 17
Summary
In May 2017, the IASB issued IFRS 17, with an amendment issued in June 2020 to defer the effective date of IFRS 17 to annual periods beginning on or after January 1, 2023. This standard is to be applied using a retrospective approach, with at least one year of comparative results provided. If retrospective application to a group of insurance contracts is impracticable, a modified retrospective or fair value approach may be used. IFRS 17 replaces IFRS 4 Insurance Contracts ("IFRS 4") and impacts how we recognize, measure, present, and disclose our insurance contracts in our Consolidated Financial Statements.

IFRS 17 and IFRS 9 were effective for us beginning January 1, 2023. Restated comparative period results have been provided for IFRS 17. As permitted by IFRS 9, we elected not to restate comparative period results, and as permitted by IFRS 17, we have elected to present comparative information on financial assets as if IFRS 9 were applicable during the comparative period.

For initial measurement of insurance contracts at the transition date of January 1, 2022, we have elected to use the fair value approach for all groups for which the retrospective approach is impracticable. For more information on the application of the fair value approach at transition, see the Fair value measurement section below.

IFRS 17 establishes principles for the recognition, measurement, presentation, and disclosure of insurance contracts. The key principles of IFRS 17 are as follows:
•Insurance contracts are those under which an entity accepts significant insurance risk from another party ("policyholder") by agreeing to compensate the policyholder if a specified uncertain future event ("insured event") adversely affects the policyholder.
•Insurance contracts issued and reinsurance contracts held are divided into groups that will be separately recognized and measured.
•Groups of insurance contracts are recognized and measured as the total of the following measurement components: a) the present value of future cash flows; b) a risk adjustment for non-financial risk ("RA"); and c) the Contractual Service Margin ("CSM"), an amount that represents the unearned profit of the group of contracts. These measurement components apply to groups of insurance contracts measured using the GMA and the VFA. The VFA applies to insurance contracts issued with direct participation features, which are substantially investment-related service contracts under which the policyholder is promised an investment return based on underlying items, such as segregated funds and certain participating insurance contracts. For short duration contracts, such as most of our group life and health business, a simplified measurement approach (PAA) is applied. Under the PAA, insurance contracts are measured based on unearned profits and do not include a CSM.
•The profit from a group of insurance contracts is recognized into income over the period that insurance contract services are provided and as the non-financial risks related to providing the insurance contracts diminish.
•Insurance revenue, insurance service expenses and insurance finance income or expenses are presented separately.
Significant Differences between IFRS 17 and IFRS 4
The following section describes the most significant differences between IFRS 17 and the accounting policies applied under IFRS 4.
Scope
There is no substantial change in IFRS 17 compared to IFRS 4 with regards to which contracts fall within the scope of the standard. However, we have updated the accounting policy for classification that was adopted on the transition to IFRS 4 in 2011 to ensure consistency with the IFRS 17 definition of insurance contracts.

Under IFRS 17, an insurance contract is defined as a contract under which the issuer accepts significant insurance risk from the policyholder by agreeing to compensate the policyholder if an insured event adversely affects the policyholder. In assessing whether "significant" insurance risk exists, certain contracts that were classified as insurance contracts under IFRS 4 were reclassified as investment contracts under IFRS 17. Such changes in classification were limited to certain deferred annuity products where the insurance risk is limited to the right to annuitize the maturity benefit, which fell short of the threshold for "significant" insurance risk.

Furthermore, IFRS 17 includes new requirements for the separation of distinct investment components and distinct goods or non-insurance service components of insurance contracts. At transition to IFRS 17, there were no distinct investment components and only immaterial distinct service components in our insurance contracts.

Unlike IFRS 4, IFRS 17 requires reinsurance contracts held to be measured separately from the underlying direct contracts. A reinsurance contract is an insurance contract issued by the reinsurer to compensate another entity for claims arising from one or more insurance contracts issued by that other entity ("underlying contracts").

Only contracts that transfer insurance risk to the reinsurer are considered reinsurance contracts held from the ceding entity’s point of view. We have reinsurance treaties that transfer only non-insurance risks to the reinsurer, however these are not considered reinsurance contracts held in scope of IFRS 17, nor were they in scope of IFRS 4. Rather, they are treated as insurance contracts purchased.

Reinsurance treaties that are part of the underlying items of participating insurance contracts (i.e., where all the cash flows of the reinsurance treaty are fully passed through to the participating insurance policyholders) are measured and reported separately.

Investment contracts with DPF are in scope of IFRS 17 and were in scope of IFRS 4. However, such contracts were reported with other investment contracts under IFRS 4, and are reported with insurance contracts under IFRS 17.
Measurement
The measurement of insurance contracts under IFRS 17 differs from the Canadian Asset Liability Method ("CALM") previously applied under IFRS 4. The most significant differences by measurement component are as follows:

Present value of future cash flows:
•The discount rates used to present value future cash flows under IFRS 17 are based on the characteristics of the insurance contracts. Under IFRS 4, the CALM is used to determine actuarial liabilities based on the portfolio of assets currently supporting the insurance contract liabilities and reinvestment assumptions.
•Estimates under IFRS 17 include the current market view of the cost of financial guarantees, which requires a valuation consistent with market option prices. Under IFRS 4, the cost of financial guarantees is based on the amount required to fulfill the obligation but not directly linked to market option prices.
•Expense cash flows under IFRS 17 are limited to those directly attributable to fulfilment of the obligations under insurance contracts.
•Future income taxes are excluded from future cash flows under IFRS 17.

RA:
•Measures the compensation required for uncertainty related to non-financial risk, such as mortality, morbidity, surrender and expenses under IFRS 17.
•Provisions for uncertainty related to financial risk are implicitly included in the present value of future cash flows under IFRS 17.
•No amount is provided for asset-liability mismatch risk under IFRS 17.
•Under IFRS 4, amounts provided for the risks listed above are reflected in a provision for adverse deviations included in insurance contract liabilities.

CSM:
•This is a new component of liabilities and necessitates the "grouping" of insurance contracts, which is not required under IFRS 4.
•The CSM represents unearned profits, as discussed above.

The measurement approaches under IFRS 17 and IFRS 4 are similar for insurance contracts measured using the PAA. Differences arise mainly in the measurement of the LIC, where the discount rate and risk adjustment for non-financial risk changes noted above apply.
Presentation
IFRS 17 requires that portfolios of insurance contracts that are in an asset position be presented separately from portfolios of insurance contracts that are in a liability position in the Consolidated Statements of Financial Position. Also, portfolios of insurance contracts issued must be presented separately from portfolios of reinsurance contracts held. Previously, insurance contracts issued were presented only as liabilities and reinsurance contracts held were presented only as assets. Certain balances, such as policy loans and outstanding and prepaid premiums, that were previously presented separately or included in Other assets and Other liabilities are now included in the assets or liabilities for insurance contracts issued or reinsurance contracts held.

The presentation of income from insurance contracts on the Consolidated Statements of Operations has changed significantly for IFRS 17. Prior to IFRS 17, insurance related income was presented separately in the lines Gross premiums, Ceded premiums, Gross claims and benefits paid, Reinsurance expenses (recoveries), Increase (decrease) in insurance contract liabilities, and Decrease (increase) in reinsurance assets. The line Operating expenses, commissions and premium taxes included all expenses, reflecting those from both insurance and non-insurance contracts.

Under IFRS 17, insurance-related income is presented in the Insurance service result section and the Insurance finance income (expenses) line in the Investment result section. Amounts are presented separately for insurance contracts issued and reinsurance contracts held. The Insurance service expenses line includes amounts previously reported as Gross claims and benefits paid, with the exclusion of repayments of investment components, which are amounts that are returned to policyholders under all circumstances. Directly attributable expenses are also presented as Insurance service expenses. Income or expense from reinsurance contracts held is now presented as one line, which includes an allocation of reinsurance premiums paid and amounts recovered from reinsurers.

For insurance contracts measured using the GMA or VFA, premiums are no longer reported as revenue or recognized in income when received. Insurance revenue in a reporting period is comprised of the portion of premiums that cover expected claims and directly attributable expenses in the period, as well as the release of RA and the amortization of CSM for the period. Insurance revenue excludes the portion of premiums that cover repayment of investment components.

Fee income excludes income from insurance contracts as any fees earned would be recognized in Insurance contract revenue. Similarly, the Operating expenses and commissions line excludes expenses that are directly attributable to issuing or fulfilling insurance contracts as these expenses, as well as premium taxes paid, are included in the Insurance service result section.
Transition Impacts
Transition Method
The retrospective application of IFRS 17 at the transition date of January 1, 2022, was implemented using the fair value approach where a full retrospective approach was impracticable. The full retrospective approach was deemed impracticable for all groups of insurance contracts measured using the GMA or VFA, because estimates required information that was either not available or would not have been available in a usable form in prior periods. For groups of insurance contracts measured using the PAA, we applied full retrospective measurement at transition.

Under the fair value approach, the CSM at transition for a group of insurance contracts is equal to the fair value of the group of insurance contracts less the FCF measured using IFRS 17. The fair value of a group of insurance contracts is the amount that a market participant would require to take over the obligations of the group of insurance contracts.
Transition Grouping
As permitted under IFRS 17 when using the fair value approach, groups of insurance contracts at transition were formed according to the IFRS 17 grouping requirements, but without the restriction that groups should not contain contracts that are issued more than one year apart. Also, given the definition of fair value, all insurance contracts issued in a portfolio were in the same profitability group. Therefore, there was only one group for each portfolio of insurance contracts issued at transition. Portfolios of reinsurance contracts held at transition were grouped according to the grouping of the direct underlying contracts.
Fair Value Measurement
The fair value of a group of insurance contracts issued as at the transition date was measured using one of two approaches, the current pricing margin approach or the "adjusted fulfilment cash flows" approach. For both approaches, our requirements were considered a reasonable proxy for a market participant's requirements, as we share the characteristics of a typical market participant in the insurance market. The determination of fair value requires us to make estimates and assumptions that require significant judgment.

The "adjusted fulfilment cash flows" approach identifies specific amounts a market participant would require, in addition to the FCF, to take over the obligations of the group. These include:
•A provision for reinvestment risk, which was measured as the cost of capital for interest rate risk using the higher of the Life Insurance Capital Adequacy Test ("LICAT") and local capital requirements;
•An amount for overhead and other non-directly attributable expenses not covered by FCF; and
•Other adjustments, including a provision for general operational risk and an amount to compensate for the expectation, as at the transition date, that CSM would not be tax-deductible.

The current pricing margin approach identifies the amount a market participant would require by identifying the amount that we require in the current pricing of insurance contracts.

The "adjusted fulfilment cash flows" approach was used for most non-participating insurance and annuity contracts. The current pricing margin approach was used for most fee-based and pass-through contracts.

The fair value of a group of reinsurance contracts held as at the transition date was measured as the difference between the fair value of the group of underlying insurance contracts without consideration of reinsurance, and the fair value of the group of underlying insurance contracts together with the corresponding group of reinsurance contracts held.
CSM at Transition
The CSM at transition for each group of insurance contracts is the fair value of the contracts less the FCF. The FCF at transition were measured using the IFRS 17 policies described in Note 1 and Note 10. The discount curve was established as at the transition date, and became the locked-in discount curve for the group going forward, as the fair value method was applied.

Details on the impacts on the Consolidated Financial Statements due to the adoption of IFRS 17 are included in Note 2.A.iv.
2.A.ii IFRS 9
Summary
During the first quarter, we adopted IFRS 9, which includes guidance on the classification and measurement of financial instruments, impairment of financial assets and hedge accounting, and does not require restatement of comparative periods. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement ("IAS 39"). As a result of the application of IFRS 9, we changed our accounting policies in the areas indicated below, which were effective beginning January 1, 2023. We are permitted, under IFRS 17, to present comparative information on financial assets as if IFRS 9 were applicable during the comparative period ("classification overlay"). We have elected to apply the classification overlay to our financial assets and their comparative period results as if IFRS 9 had been effective since January 1, 2022. Certain comparative period information will continue to be presented in accordance with our previous accounting policies, as indicated below.
Classification of financial assets and financial liabilities
IFRS 9 introduces three principal classification categories for financial assets. Financial assets are measured at initial recognition at fair value, and are classified as and subsequently measured at FVTPL, FVOCI or amortized cost based on our business model for managing the financial asset and the contractual cash flow characteristics of the asset.

IFRS 9 eliminates the previous IAS 39 categories of held-to-maturity, available-for-sale ("AFS"), and loans and receivable financial assets. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in scope of IFRS 9 are not separated. Instead, the hybrid financial instrument, as a whole, is assessed for classification.

IFRS 9 maintains the IAS 39 classification for financial liabilities. Under IFRS 9, financial liabilities are measured at either amortized cost or FVTPL.

Further details on how we classify and measure our financial assets and financial liabilities and account for the related gains and losses under IFRS 9 are described in Note 1.
Impairment of financial assets
IFRS 9 replaces the "incurred loss" model under IAS 39 with a forward-looking ECL model. The new impairment model applies to financial assets measured at amortized cost, debt securities measured at FVOCI, mortgages and loans measured at FVOCI, lease receivables, account receivables, loan commitments and financial guarantees not measured at FVTPL. Credit losses are recognized earlier under IFRS 9 as compared previously under IAS 39. Refer to the impairment section in Note 1.
Hedge accounting
IFRS 9 introduced a new hedge accounting model, but permits entities to continue applying hedge accounting requirements under IAS 39 instead of those under IFRS 9. We have elected to continue applying the hedge accounting requirements under IAS 39.
Interest Rate Benchmark Reform — Phase 2 amendments
In August 2020, the IASB issued the Interest Rate Benchmark Reform Phase 2, which includes amendments to IFRS 9, IAS 39, IFRS 7 Financial Instruments: Disclosures ("IFRS 7"), IFRS 4, and IFRS 16 Leases ("IFRS 16"). These amendments address issues that arise from the implementation of the reforms, including the replacement of a benchmark with an alternative reference rate (“ARR”), such as the Secured Overnight Financing Rate ("SOFR"), in the case of US dollar London Inter-Bank Offered Rate ("LIBOR"), and the Canadian Overnight Repo Rate Average ("CORRA"), in the case of the Canadian Dollar Offered Rate ("CDOR"). The adoption of these amendments did not have a material impact on our Consolidated Financial Statements.

All LIBOR settings were either discontinued or declared non-representative on or before June 30, 2023. On May 16, 2022, Refinitiv Benchmark Services (UK) Limited, the administrator of CDOR, announced that it will permanently cease the publication of all three tenors of CDOR after June 28, 2024. Concurrently, OSFI published their expectation that Federally Regulated Financial Institutions ("FRFIs") transition all new derivatives and securities to an ARR by June 30, 2023, with no new CDOR exposure being recognized after that date (with limited exceptions for risk management requirements), and that loan agreements referencing CDOR be transitioned by June 28, 2024. FRFIs are also expected to prioritize system and model updates to accommodate the use of CORRA (or any alternative reference rates, as necessary) prior to such date.

Also, with the cessation of CDOR’s publication, the Bankers’ Acceptance ("BA") lending model will be discontinued, and BA issuance is expected to cease. To facilitate the Canadian loan markets’ move away from CDOR and BAs, on July 27, 2023, the Canadian Alternative Reference Rate working group ("CARR"), established by the Canadian Fixed-Income Forum committee of the Bank of Canada ("CFIF"), has implemented a milestone in its two-stage transition plan whereby no new CDOR or BA-related contract should be entered into after November 1, 2023. CFIF has formed a BA-related working group to facilitate a smooth transition away from BAs and to assess potential options to replace them.

In preparation for the above-mentioned benchmark reform, we implemented an Interbank Offered Rate ("IBOR") Transition Program (the "Program") to manage the transition from LIBOR and CDOR to appropriate ARRs. The Program is cross-functional in nature and comprises key stakeholders across our organization and operates with executive oversight. The Program is on track in executing its transition plan, and is mindful of incorporating market developments as they arise. We also actively participate in industry associations and incorporate best practice guidance from these industry associations, as well as regulatory bodies, into the transition plan, such as reviewing and remediating our IBOR-based contracts to incorporate appropriate fallback language. The Program is designed to address the risk and uncertainty relating to our transition to ARRs and other factors relating to reform that could otherwise adversely affect our operations and cash flows and the value of and return on our investments that are IBOR-based. Our affiliated entities with IBOR exposure related to derivatives adhered to the ISDA 2020 IBOR Fallbacks Protocol prior to June 30, 2023, facilitating the transition of our legacy derivative contracts to appropriate ARRs. Our GBP LIBOR exposure transitioned to Sterling Overnight Index Average ("SONIA"), and our remaining US dollar LIBOR and CDOR exposure has transitioned or is expected to transition to appropriate ARRs in the first half of 2024.

As at December 31, 2023, our exposure to US dollar LIBOR consists of non-derivative financial assets of $86 (December 31, 2022 — $2,750), non-derivative financial liabilities of $nil (December 31, 2022 — $77) and derivative notional of $nil (December 31, 2022 — $1,683) that have not yet been confirmed to have transitioned to SOFR. Our exposure to CDOR consists of non-derivative financial assets of $589
(December 31, 2022 — $396), non-derivative financial liabilities of $4,896 (December 31, 2022 — $5,892), and derivative notional of $9,159 (December 31, 2022 — $11,725) that have not yet transitioned to CORRA, excluding financial instruments maturing by June 28, 2024, and including derivatives that are expected to automatically transition to CDOR upon its cessation.
2.A.iii Other Amended International Financial Reporting Standards Adopted in 2023
We adopted the following amendments to IFRS on January 1, 2023. The adoption of these amendments did not have a material impact on our Consolidated Financial Statements:

In May 2021, the IASB issued amendments to IAS 12 Income Taxes ("IAS 12"). The amendments, Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrow the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.

In February 2021, the IASB issued amendments to IAS 1 Presentation of Financial Statements ("IAS 1") and IFRS Practice Statement 2 Making Materiality Judgments ("IFRS Practice Statement 2"). The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments to IFRS Practice Statement 2 provide guidance on how to apply the concept of materiality to accounting policy disclosures.

In February 2021, the IASB issued amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates.

In May 2023, the IASB issued amendments to IAS 12 to give temporary relief from accounting for deferred taxes arising from Pillar Two model rules, which the Organization for Economic Co-operation and Development ("OECD") published in December 2021. The amendments introduce a mandatory temporary exception to the accounting for deferred taxes arising from jurisdictions implementing the global tax rules and disclosure requirements for affected entities to help users better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before its effective date. Effective upon issuance, we have applied the mandatory temporary exception which is effective immediately.

On August 4, 2023, the Canadian Department of Finance released draft legislation to implement certain previously announced measures, including application rules for a 15% global minimum tax under OECD’s two-pillar plan, which will apply to Sun Life effective January 1, 2024, however the timing of the substantive enactment of these rules in most jurisdictions where Sun Life operates is uncertain. The Pillar Two rules are not expected to have a material impact on Sun Life’s consolidated financial statements when they become effective.
2.A.iv Summary of Impact of the New and Amended International Financial Reporting Standards Adopted in 2023
Due to the adoption of IFRS 17 and IFRS 9, key financial items on our Consolidated Statements of Financial position were impacted as follows:

	As at January 1, 2022	IFRS 9 Adjustments(1)	IFRS 17 Adjustments	Other(2)	As at January 1, 2022 subsequent to transition
Invested assets	$181,261	$4,007	$—	$—	$185,268
Policy loans(3)	3,261	—	(3,261)	—	—
Reinsurance contract held assets and Insurance contract assets(4)	3,683	—	3,091	—	6,774
Other assets(3)	157,165	—	(1,156)	1,093	157,102
Total assets	$345,370	$4,007	$(1,326)	$1,093	$349,144
Insurance contract liabilities and Reinsurance contract held liabilities(5)	$147,811	$—	$3,595	$—	$151,406
Investment contract liabilities(6)	3,368	—	6,546	—	9,914
Other liabilities(3)	166,118	—	(412)	(88)	165,618
Total liabilities	$317,297	$—	$9,729	$(88)	$326,938
Total equity(7)	$28,073	$4,007	$(11,055)	$1,181	$22,206
Total liabilities and equity	$345,370	$4,007	$(1,326)	$1,093	$349,144

(1)     Primarily due to measurement impacts from IFRS 9 classification changes on Mortgages and loans of $4,025.
(2)    Due to tax impacts from IFRS 17 and IFRS 9 adoption.
(3)    Certain balances, such as Policy loans and amounts related to premiums, that were previously presented separately or included in Other assets and Other liabilities, are included in the assets or liabilities for Insurance contracts issued or Reinsurance contracts held balances under IFRS 17.
(4)    Increase primarily due to IFRS 17 remeasurement impacts and a requirement to present Insurance contract assets and Reinsurance contract held liabilities separately from Insurance contract liabilities and Reinsurance contract held assets.
(5)    Increase in Insurance contract liabilities and Reinsurance contract held liabilities balances is primarily due to IFRS 17 remeasurement impacts, partially offset by IFRS 17 reclassification impacts. Remeasurement impacts are primarily due to the establishment of CSM of $9.8 billion, the impact of discount rate changes under IFRS 17, and the release of certain reserves held under IFRS 4. Reclassification impacts are primarily offset in Policy loans and Investment contract liabilities.
(6)    Certain contracts previously included in Insurance contract liabilities under IFRS 4 are reclassified to Investment contract liabilities under IFRS 17.
(7)    Consists of a $4.4 billion reduction to Shareholders' equity and a $1.5 billion reduction to Equity in the participating account.
Impact of applying the classification overlay on January 1, 2022
As permitted by IFRS 17 and IFRS 9, we have elected to apply the classification and measurement requirements of IFRS 9 to remeasure all financial assets held in comparative periods, including those that were derecognized during that period. The classification and measurement of these financial assets were based on our expected business model as at January 1, 2022. For financial assets in which the impairment requirements of IFRS 9 applies, we have elected to continue presenting the loss allowance that was determined in accordance with IAS 39.

The impact of applying the classification overlay on the classification and measurement of financial assets for the comparative years are presented below:

	Classification Category		IAS 39		IFRS 9
Financial instrument	IAS 39	IFRS 9	As at December 31, 2021	Impact of classification overlay	As at January 1, 2022
Assets impacted by the classification overlay:
Debt securities	AFS	FVTPL	$125	$—	$125	(1)
Debt securities	AFS	FVOCI	12,604	—	12,604
Debt securities	FVTPL	FVOCI	3,549	—	3,549	(2)
Equity securities	AFS	FVTPL	1,575	—	1,575	(3)
Mortgages and loans	Loans and receivables	FVTPL	47,772	4,015	51,787	(4)
Mortgages and loans	Loans and receivables	FVOCI	1,594	20	1,614	(5)
Mortgages and loans	Loans and receivables	Amortized cost	2,326	—	2,326	(6)
Other financial invested assets	AFS	FVTPL	781	—	781	(3)
Other financial invested assets (CLOs)	Loans and receivables	FVOCI	1,865	(10)	1,855	(7)
Assets not impacted by the classification overlay:
Derivative assets	FVTPL	FVTPL	1,583	—	1,583
Other financial invested assets	FVTPL	FVTPL	4,435	—	4,435
Cash, cash equivalents and short-term securities	FVTPL	FVTPL	12,278	—	12,278
Debt securities	FVTPL	FVTPL	72,449	—	72,449
Equity securities	FVTPL	FVTPL	7,538	—	7,538
Total			$170,474	$4,025	$174,499

(1)    Certain debt securities classified as AFS under IAS 39 are reclassified to FVTPL under IFRS 9, primarily because doing so can eliminate or significantly reduce an accounting mismatch.
(2)    Certain debt securities previously designated at FVTPL under IAS 39 are reclassified to FVOCI under IFRS 9 as they are managed within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test.
(3) Certain equity securities and other financial invested assets were classified as AFS under IAS 39 are reclassified to FVTPL under IFRS 9 and we have not elected to designate them at FVOCI.
(4)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to FVTPL under IFRS 9, primarily because doing so can eliminate or significantly reduce an accounting mismatch. The carrying value of these mortgages and loans was adjusted to reflect their fair value with the difference recorded in retained earnings.
(5)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to FVOCI under IFRS 9 as they are held within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test.
(6)    Certain mortgages and loans classified as loans and receivables under IAS 39 are reclassified to amortized cost under IFRS 9 as they are held within a business model of collecting contractual cash flows, and pass the SPPI test.
(7)    Under IAS 39, assets related to CLOs within other financial invested assets were classified as loans and receivables. These assets are managed within a business model of collecting contractual cash flows and selling the financial assets, and pass the SPPI test. Accordingly, we have reclassified these other financial invested assets from amortized cost to FVOCI under IFRS 9.

The classification overlay was applied as at January 1, 2022, with a post-tax impact of $2,873 to opening retained earnings and $(116) to AOCI. Equity in the participating account increased by a post-tax amount of $397. Our accounting policies for the classification of financial instruments under IFRS 9 are set out in Note 1. The application of those accounting policies resulted in the reclassifications presented in the table above.
Impact of IFRS 9 adoption on January 1, 2023
Classification of financial assets and financial liabilities
The following table summarizes the classification and measurement impact of IFRS 9 as at January 1, 2023, including any reclassification and remeasurement changes from how assets were measured using the classification overlay. Reclassifications represent movements of the carrying amount of financial assets and financial liabilities whose classifications have changed as a result of IFRS 9. Remeasurement represents changes in the carrying amount of the financial assets and financial liabilities due to changes in their measurement.

		Reconciliation of carrying amount
Classification Category		IFRS 9(1)			IFRS 9
As at	IFRS 9(4)	December 31, 2022	Reclassification(2)	Remeasurement(3)	January 1, 2023
Financial assets with transition impact:
Debt securities	FVTPL	$302	$3,079	$—	$3,381
Debt securities	FVOCI	16,545	(2,285)	—	14,260
Debt securities	FVTPL	59,055	(794)	—	58,261
Equity securities	FVTPL	324	(70)	—	254
Equity securities	FVOCI	—	70	—	70
Mortgages and loans	FVTPL	47,208	150	—	47,358
Mortgages and loans	FVOCI	1,804	(150)	—	1,654
Mortgages and loans	Amortized cost	2,241	—	19	2,260
Other financial invested assets	FVTPL	996	—	—	996
Other financial invested assets (CLOs)(5)	FVTPL	2,880	—	—	2,880
Financial assets with no transition impact:
Derivative assets	FVTPL	2,095	—	—	2,095
Other financial invested assets	FVTPL	5,542	—	—	5,542
Cash, cash equivalents and short-term securities	FVTPL	11,219	—	—	11,219
Equity securities	FVTPL	6,824	—	—	6,824
Total financial assets		$157,035	$—	$19	$157,054

(1)    Amounts for the year ended December 31, 2022 were adjusted to reflect application of the classification overlay, the recognition of unfunded commitments on FVTPL fixed income assets and the impact of enhancements to our fair value methodology for private fixed income assets. The enhancements increased observability of inputs to the fair valuation of private fixed income assets and resulted in a decrease of $634 in the carrying value of our private fixed income assets as at December 31, 2022. The recognition of unfunded commitments resulted in a decrease of $98 in the carrying value of our mortgages and loans as at December 31, 2022.
(2)    Certain financial assets were reclassified between classification categories upon the adoption of IFRS 17 and IFRS 9 on January 1, 2023. The reclassifications were primarily driven by asset rebalancing between segments where level of sensitivity to interest rates resulted in the designation of certain fixed income assets at FVTPL or a reclassification from FVTPL to FVOCI.
(3)    We adopted impairment requirements under IFRS 9 on January 1, 2023. Remeasurement primarily reflects the difference between IAS 39 incurred loss allowance and IFRS 9 allowance for ECL that affect carrying value. Refer to the Impairment of financial assets table below for remaining adjustments that did not affect carrying value.
(4) The IAS 39 classification category for financial asset balances as at December 31, 2022 can be referenced in the table above describing the impact of the classification overlay.
(5)    The classification of Other financial invested assets related to CLOs as well as the corresponding liabilities were revised from FVOCI and Amortized cost, respectively, to FVTPL to reflect the business model used to manage the assets and liabilities related to CLOs. The impact of this change is not material.

Our financial liabilities were not significantly impacted by the adoption of IFRS 9 on January 1, 2023. Segregated fund contracts and supporting assets were also not significantly impacted by the adoption of IFRS 9 on January 1, 2023, as they maintained a FVTPL classification. The post-tax amounts recognized in opening retained earnings and AOCI on January 1, 2023, as a result of the adoption of
IFRS 9, were $(553) and $553, respectively.
Items previously designated at FVTPL
The following financial assets are classified under IFRS 9 as FVTPL by nature because the assets are managed on a fair value basis, or FVOCI because they are managed under a business model of HTC&S.

	IAS 39		IFRS 9
As at	December 31, 2022		January 1, 2023
	Previous measurement category	Carrying amount	Measurement category	Carrying amount
Financial assets:
Debt securities	FVTPL (designated)	$3,703	FVOCI	$4,497
Equity securities	FVTPL (designated)	$6,824	FVTPL	$6,824
Other financial invested assets	FVTPL (designated)	$5,542	FVTPL	$5,542
Impairment of financial assets
The following table reconciles the loss allowance under IAS 39 as at December 31, 2022 with the allowance for ECL under IFRS 9 as at January 1, 2023.

	IAS 39 December 31, 2022	Remeasurement	IFRS 9 January 1, 2023
Debt securities at FVOCI under IFRS 9:
From AFS under IAS 39	$—	$15	$15
From FVTPL under IAS 39	—	17	17
Mortgages and loans at FVTPL under IFRS 9:
From loans and receivables under IAS 39	151	(151)	—
Mortgages and loans at FVOCI under IFRS 9:
From loans and receivables under IAS 39	33	1	34
Mortgages and loans at amortized cost under IFRS 9:
From loans and receivables under IAS 39	8	1	9
Total	$192	$(117)	$75
2.B New and Amended International Financial Reporting Standards to be Adopted in 2024
The following new and amended IFRS were issued by the IASB. We expect to adopt these in 2024:

In September 2022, the IASB issued amendments to IFRS 16 to add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments to IFRS 16 will be effective for annual reporting period beginning on or after January 1, 2024, with early application permitted. We do not expect the adoption of these amendments to have a material impact on our Consolidated Financial Statements.